Business Acquisition - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Cash and cash equivalents			$ 30,408
Accounts receivable			277,338
Property and equipment, net			272,554
Customer list			102,422
Goodwill		$ 1,373,621	1,373,621
Total assets acquired			2,056,344
Accounts payable			(112,590)
Debt assumed			(590,657)
Earn-out liability			(175,318)
Total liabilities assumed			(878,565)
Total net assets acquired			$ 1,177,779